Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–156.44%(a)
California–149.73%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare);
Series 2012 A, RB(b)(c)	5.00%	02/01/2022	$ 1,000	$ 1,055,770
Series 2014 A, RB	5.00%	08/01/2043	2,000	2,184,600
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	1,120	846,574
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	1,805	1,324,762
Anaheim City School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2024	4,970	4,825,224
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(f)	5.00%	04/01/2056	6,600	7,891,356
Series 2017, Ref. RB	4.00%	04/01/2037	3,365	3,897,107
Series 2017, Ref. RB	4.00%	04/01/2049	1,240	1,406,916
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	3,853,430
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	1,245	1,203,691
Series 2009, GO Bonds(e)	0.00%	08/01/2028	3,000	2,796,000
Series 2009, GO Bonds(e)	0.00%	08/01/2031	2,010	1,748,459
Series 2009, GO Bonds(e)	0.00%	08/01/2032	430	364,477
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	706,734
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,290	1,472,819
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	505	597,551
Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	10,000	1,840,900
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	22,950	1,780,461
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(e)	0.00%	06/01/2046	10,000	2,356,800
California (State of);
Series 2011, GO Bonds	5.00%	09/01/2032	3,050	3,155,255
Series 2011, GO Bonds	5.00%	10/01/2041	3,500	3,628,275
Series 2012, GO Bonds	5.00%	04/01/2042	4,000	4,236,560
Series 2013, GO Bonds	5.00%	04/01/2037	11,080	12,217,916
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,656,200
Series 2016, GO Bonds(f)	5.00%	09/01/2045	6,600	7,925,148
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	2,630	3,213,255
Series 2020, Ref. GO Bonds	3.00%	11/01/2040	1,500	1,652,640
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,351,273
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	4,145	4,648,949
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(g)	5.00%	02/01/2050	1,500	1,698,045
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	780	887,149
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	420,228
Series 2020, Ref. RB(e)	0.00%	06/01/2055	2,950	667,526
California (State of) Department of Water Resources (Central Valley); Series 2012 AN, RB(b)(c)	5.00%	12/01/2022	1,600	1,754,016
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,936,125
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,489,582
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,760,602
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(f)	5.25%	04/01/2040	8,940	14,248,214
California (State of) Health Facilities Financing Authority; Series 2019, RB	5.00%	11/15/2049	3,310	3,916,557
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,815,757
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	2,940	3,340,428
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2012, RB(f)	5.00%	08/15/2051	$12,000	$ 12,628,200
Series 2017, RB	4.00%	11/15/2047	1,090	1,222,456
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,352,926
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,525,550
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB(b)(c)	5.25%	11/15/2021	4,000	4,194,160
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2012-XM0481, RB(b)(f)	5.25%	08/15/2021	10,000	10,356,600
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	3,619	4,037,376
Series 2019 A-1, RB	4.25%	01/15/2035	3,247	3,723,284
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB(g)	5.00%	08/01/2049	2,640	2,931,562
California (State of) Municipal Finance Authority;
Series 2019 A, Ref. RB(g)	5.00%	11/01/2029	180	203,708
Series 2019 A, Ref. RB(g)	5.00%	11/01/2039	275	300,704
Series 2019 A, Ref. RB(g)	5.00%	11/01/2049	300	321,030
Series 2020 A, RB	4.00%	09/01/2040	1,450	1,571,133
Series 2020 B, RB	4.00%	09/01/2043	315	339,876
Series 2020 B, RB	4.00%	09/01/2050	455	486,063
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB	6.75%	08/01/2033	1,555	1,716,596
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,504,250
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(g)	5.00%	06/01/2038	560	621,202
Series 2018 A, RB(g)	5.00%	06/01/2048	1,340	1,464,606
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,200	1,271,676
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2049	3,700	4,060,306
Series 2014 B, RB	5.88%	08/15/2049	295	317,523
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	2,233,497
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	3,350	3,877,323
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2049	2,840	3,427,426
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	435,784
Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	4,174,403
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,713,945
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,834,197
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(h)	5.00%	12/31/2038	3,995	4,742,704
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,321,128
California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB(f)	5.00%	06/01/2042	10,380	12,530,009
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(g)	5.00%	07/01/2049	1,200	1,319,748
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,150	1,222,967
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(d)	5.00%	07/01/2049	2,035	2,505,329
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2025	500	584,530
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(h)	4.00%	07/15/2029	7,120	7,456,562
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,370,834
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB	5.00%	08/01/2039	500	525,940
Series 2019, Ref. RB	5.00%	08/01/2048	2,700	2,791,908
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(h)	5.00%	07/01/2027	$ 2,390	$ 2,547,716
Series 2012, RB(g)(h)	5.00%	07/01/2037	6,000	6,326,700
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,015,650
California (State of) Public Finance Authority; Series 2020 A, RB(g)	5.13%	07/01/2055	2,000	2,053,600
California (State of) Public Works Board (Judicial Council of California); Series 2013 A, RB	5.00%	03/01/2038	5,450	5,969,494
California (State of) Public Works Board (Various Capital); Series 2012 G, Ref. RB	5.00%	11/01/2032	1,500	1,627,230
Series 2013 H, RB(b)(c)	5.00%	09/01/2023	10,345	11,692,540
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,209,260
Series 2015, RB(g)	5.00%	07/01/2045	2,635	2,958,367
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. RB(g)	5.00%	08/01/2045	600	678,240
Series 2016, Ref. RB(g)	5.00%	08/01/2046	1,500	1,694,265
California (State of) School Finance Authority (Classical Academies); Series 2020 A, RB(g)	5.00%	10/01/2050	1,000	1,130,420
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(g)	5.00%	07/01/2054	1,900	2,108,335
California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB(g)	5.00%	08/01/2048	1,750	2,034,375
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB	5.00%	07/01/2034	600	668,976
Series 2014 A, RB	5.13%	07/01/2044	750	829,867
Series 2015 A, RB(g)	5.00%	07/01/2045	1,150	1,293,267
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB(g)	5.00%	07/01/2039	750	925,425
California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	3,080	3,181,640
Series 2012, RB	5.50%	06/01/2042	450	463,082
California (State of) Statewide Communities Development Authority;
Series 2011, RB(b)(c)	6.75%	07/01/2021	1,425	1,478,608
Series 2020 B, RB	4.00%	09/02/2050	370	391,127
Series 2020, RB	4.00%	09/01/2040	175	190,855
Series 2020, RB	4.00%	09/01/2050	2,025	2,163,264
Series 2020, RB	5.00%	09/02/2050	805	926,265
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	2,060,897
Series 2015, Ref. RB	5.00%	03/01/2045	5,585	6,497,086
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,106,803
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	6.38%	11/01/2043	4,035	4,397,666
Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	1,000	1,076,740
California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2045	2,000	2,305,260
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,500	1,557,735
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	5,168,759
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS - AGM)(d)	5.25%	10/01/2043	1,500	1,681,875
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,446,675
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	5,000	5,266,950
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(g)	5.00%	06/01/2046	2,000	2,103,860
Series 2019, RB(g)	5.00%	06/01/2039	375	409,695
Series 2019, RB(g)	5.00%	06/01/2051	1,145	1,227,646
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,828,125
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018; RB	5.00%	01/01/2048	1,005	1,168,975
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(g)	5.25%	07/01/2039	$ 910	$ 898,479
Series 2019, RB(g)	5.25%	07/01/2049	2,500	2,478,975
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	1,000	1,157,720
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB(b)(f)	5.00%	12/01/2021	10,090	10,577,448
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,500	3,873,205
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(e)	0.00%	06/01/2046	17,000	3,540,590
California Health Facilities Financing Authority; Series 2020-XF2867, Ctfs.(f)	4.00%	08/15/2050	12,000	14,096,760
California Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(c)	5.00%	01/01/2028	1,500	1,957,500
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/2039	3,000	3,241,620
California Municipal Finance Authority (UCR North District Phase 1 Student);
Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2023	400	438,964
Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2052	2,375	2,859,500
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	3,070,512
California State University; Series 2012 A, RB(b)(f)	5.00%	11/01/2022	2,010	2,193,392
California Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	733,623
Series 2017, RB	5.00%	09/02/2046	715	793,321
Calimesa (City of), CA;
Series 2020, RB	4.00%	09/01/2045	260	285,592
Series 2020, RB	4.00%	09/01/2050	250	273,243
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	4,250,447
Chino Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	75	82,046
Series 2020, RB	4.00%	09/01/2051	295	316,883
Chino Valley Unified School District; Series 2020-XF0972(f)	5.00%	08/01/2055	10,385	13,490,842
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	625	556,863
Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,756,492
Compton Unified School District; Series 2019 B, GO Bonds (INS - BAM)(d)	4.00%	06/01/2049	2,705	3,058,192
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	115	126,907
Series 2020, RB	4.00%	09/01/2045	190	207,558
Series 2020, RB	4.00%	09/01/2050	420	457,351
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	150	165,908
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB	5.00%	09/01/2027	1,000	1,127,650
Series 2013, Ref. RB	5.00%	09/01/2029	1,720	1,936,032
Series 2013, Ref. RB	5.00%	09/01/2032	1,000	1,122,670
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,775	1,777,645
Day Creek Square Public Facilities Community Facilities District No. 2018-1;
Series 2020, RB	4.00%	09/01/2045	215	235,881
Series 2020, RB	4.00%	09/01/2050	295	322,426
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2039	4,420	2,906,017
Series 2009, GO Bonds(e)	0.00%	08/01/2048	2,860	1,390,761
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	2,735	2,336,675
Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	615	496,496
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,815,437
Fontana (City of), CA; Series 2020, RB	4.00%	09/01/2045	1,000	1,093,870
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	220	242,953
Series 2020, RB	4.00%	09/01/2050	265	291,712
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	$ 1,000	$ 1,112,290
Fontana Unified School District; Series 2020, GO Bonds (INS -BAM)(d)	3.00%	08/01/2041	5,750	6,240,072
Foothill-De Anza Community College District; Series 2011 C, GO Bonds(b)(f)	5.00%	08/01/2021	13,500	13,936,995
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(b)(e)	0.00%	01/01/2027	2,950	2,839,286
Series 2015, Ref. RB (INS - AGM)(d)(e)	0.00%	01/15/2035	6,245	4,661,018
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	2,121,279
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,329,430
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	1,010	1,011,303
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(e)	0.00%	08/01/2029	85	77,494
Series 2009 A, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2029	665	599,172
Glendale Community College District; Series 2020, GO Bonds(e)	0.00%	02/01/2045	1,285	641,099
Glendale Community College District/CA; Series 2020-XF0988(f)	4.00%	08/01/2050	10,000	11,847,300
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,000	3,313,740
Series 2015 A, Ref. RB	5.00%	06/01/2040	1,805	2,101,327
Series 2015 A, Ref. RB	5.00%	06/01/2045	2,200	2,542,166
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,500	1,853,115
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	18,290	18,877,292
Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2024	3,000	2,945,790
Hanford Joint Union High School District (2020 School Financing); Series 2020, COP (INS -AGM)(d)	4.00%	06/01/2049	3,000	3,301,470
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(e)	0.00%	06/01/2036	15,000	5,464,650
Series 2007 C-2, RB(e)	0.00%	06/01/2047	35,000	6,029,100
Series 2019, Ref. RB	3.68%	06/01/2038	3,680	3,911,325
Irvine (City of), CA (Reassessment District No. 12-1);
Series 2012, RB	5.00%	09/02/2024	1,145	1,233,005
Series 2012, RB	5.00%	09/02/2025	500	538,285
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2012, RB	5.00%	09/02/2025	355	398,523
Series 2012, RB	5.00%	09/02/2026	400	447,964
Series 2012, RB	5.00%	09/02/2027	325	362,876
Series 2012, RB	5.00%	09/02/2028	350	389,897
Series 2012, RB	5.00%	09/02/2029	705	783,206
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	1,055	1,180,323
Series 2014, RB	5.00%	09/01/2049	1,055	1,176,705
Irvine Ranch Water District; Series 2016, RB(f)	5.25%	02/01/2046	8,175	10,024,430
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(d)	5.00%	09/01/2038	1,500	1,721,640
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	587,730
Series 2018 A, Ref. RB	5.00%	09/01/2049	1,575	1,845,569
Series 2019 A, RB (INS - BAM)(d)	4.00%	09/01/2054	1,000	1,149,230
Jurupa Community Services District;
Series 2020 A, RB	4.00%	09/01/2043	300	335,451
Series 2020 A, RB	4.00%	09/01/2050	525	583,448
La Quinta (City of), CA Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. RB	5.00%	09/01/2027	1,000	1,116,440
Series 2013 A, Ref. RB	5.00%	09/01/2028	4,000	4,453,280
Lake Elsinore Unified School District Community Facilities District; Series 2020, RB	4.00%	09/01/2050	1,680	1,855,963
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	135	148,465
Series 2020, RB	4.00%	09/01/2049	320	350,746
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	$ 1,590	$ 1,595,072
Series 2015, RB	5.00%	05/15/2026	1,000	1,156,630
Series 2015, RB	5.00%	05/15/2045	4,185	4,627,606
Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,032,140
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	2,220,222
Long Beach Unified School District; Series 2012, Ref. GO Bonds(f)	5.00%	08/01/2031	11,625	12,540,004
Los Alamitos Unified School District; Series 2013, GO Bonds(i)	6.01%	08/01/2040	3,340	3,636,458
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	1,150,313
Series 2014, Ref. RB	5.00%	09/01/2030	985	1,149,328
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2017 A, RB(h)	5.00%	05/15/2037	1,500	1,808,730
Series 2017 A, RB(h)	5.00%	05/15/2042	1,000	1,193,720
Series 2019 F, RB(h)	5.00%	05/15/2044	2,000	2,473,000
Los Angeles (City of), CA Department of Water & Power;
Series 2011 A, RB	5.25%	07/01/2039	2,000	2,007,860
Series 2012 A, RB(f)	5.00%	07/01/2043	5,250	5,629,628
Series 2012-XM0482, RB(f)	5.00%	06/01/2032	10,000	10,688,300
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(d)(e)	0.00%	08/01/2026	1,200	1,118,436
Los Angeles Unified School District; Series 2020 C, GO Bonds	4.00%	07/01/2044	5,000	5,990,100
Lucia Mar Unified School District; Series 2020 C, GO Bonds	4.00%	08/01/2049	2,500	2,967,950
Madera (County of), CA;
Series 2020, RB	4.00%	09/01/2045	850	906,839
Series 2020, RB	4.00%	09/01/2051	1,470	1,561,243
Marin (County of), CA Water District Financing Authority;
Series 2012 A, RB(b)	5.00%	07/01/2044	4,000	4,299,520
Series 2017, RB(f)	5.00%	07/01/2047	6,035	7,427,999
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2020 A, RB	4.00%	09/01/2040	300	325,257
Series 2020 B, RB	4.00%	09/01/2040	300	324,834
Menifee Union School District;
Series 2019, RB	5.00%	09/01/2049	2,635	2,967,063
Series 2020, Ref. RB	4.00%	09/01/2045	295	322,875
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	850	659,141
Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS - AMBAC)(d)	5.00%	11/01/2023	1,880	1,893,480
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2031	2,000	1,680,040
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	1,250	1,114,687
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	487,378
Series 2019, RB	5.00%	09/01/2048	485	541,740
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(d)	4.00%	12/01/2045	1,175	1,377,300
Series 2020 A, RB (INS - BAM)(d)	4.00%	12/01/2055	6,000	6,962,220
Series 2020 B, RB (INS - BAM)(d)	4.00%	12/01/2040	810	951,839
Series 2020 B, RB (INS - BAM)(d)	4.00%	12/01/2043	1,165	1,356,421
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	990	1,268,398
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(i)	6.25%	08/01/2043	4,000	4,304,680
Murrieta (City of), CA Public Financing Authority;
Series 2012, Ref. RB	5.00%	09/01/2025	975	1,046,341
Series 2012, Ref. RB	5.00%	09/01/2026	1,000	1,070,970
Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2031	6,670	5,621,809
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(b)(c)	7.00%	08/01/2021	750	783,698
North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,970,325
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	1,825,443
Northern California Tobacco Securitization Authority; Series 2005 A-1, RB	5.38%	06/01/2038	1,075	1,079,547
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2029	6,000	5,336,700
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	$ 670	$ 613,586
Oakland (Port of), CA; Series 2012 P, Ref. RB(b)(c)(h)	5.00%	05/01/2022	3,000	3,195,930
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	2,430	2,820,987
Oceanside (City of), CA Public Financing Authority (El Corazon Aquatics Center); Series 2019, RB	4.00%	11/01/2044	5,155	6,020,679
Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	120	133,304
Series 2020, RB	4.00%	09/01/2051	460	506,612
Orange (County of), CA Community Facilities District (Village of Esencia);
Series 2020, RB	4.00%	08/15/2045	355	391,462
Series 2020, RB	4.00%	08/15/2050	1,240	1,361,346
Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,046,550
Series 2014 A, Ref. RB	5.00%	08/15/2034	1,000	1,046,470
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	306,960
Series 2015 A, RB	5.25%	08/15/2045	3,555	4,030,943
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,407,760
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	3,000	3,280,080
Palomar Community College District; Series 2010, GO Bonds(i)	6.38%	08/01/2045	6,670	7,343,937
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	07/01/2049	8,440	3,368,995
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(d)	4.00%	09/01/2050	2,500	2,909,600
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2032	1,425	1,508,890
Series 2012, Ref. RB	5.00%	09/01/2037	1,495	1,577,210
Regents of the University of California;
Series 2013 AI, RB(f)	5.00%	05/15/2038	6,000	6,619,920
Series 2016 L, Ref. RB(f)	5.00%	05/15/2041	6,580	7,909,621
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	3,127,163
Series 2015, RB	5.00%	09/01/2044	1,500	1,688,085
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Ref. RB (INS - BAM)(d)	5.00%	10/01/2035	1,370	1,676,633
Riverside Unified School District;
Series 2020, RB	4.00%	09/01/2045	125	137,223
Series 2020, RB	4.00%	09/01/2050	265	289,809
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,874,472
Roseville (City of), CA;
Series 2020, RB	4.00%	09/01/2045	450	485,969
Series 2020, RB	4.00%	09/01/2050	1,000	1,076,100
Series 2020, RB	5.00%	09/01/2050	1,520	1,725,641
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	161,990
Series 2020, RB	4.00%	09/01/2050	200	215,220
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,410,850
Sacramento (City of), CA Municipal Utility District;
Series 2011 X, Ref. RB(b)(c)	5.00%	08/15/2021	730	754,492
Series 2011 X, Ref. RB	5.00%	08/15/2027	2,120	2,191,720
Sacramento (County of), CA; Series 2018 C, Ref. RB(h)	5.00%	07/01/2039	3,315	3,975,778
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB(b)(c)	5.00%	12/01/2021	1,500	1,572,465
Sacramento Municipal Utility District; Series 2020-XF0944, Ctfs.(f)	4.00%	08/15/2045	12,000	14,501,400
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement); Series 2012 A, RB(b)(c)	5.00%	04/15/2022	3,000	3,198,960
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	1,865	1,874,213
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2049	2,740	3,409,848
Series 2019 B, Ref. RB(h)	4.00%	07/01/2044	1,000	1,131,990
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(b)(f)	5.00%	04/01/2024	7,020	8,084,723
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB(b)(c)(h)	5.00%	05/01/2021	$ 3,000	$ 3,059,400
Series 2011 F, Ref. RB(h)	5.00%	05/01/2025	5,000	5,097,100
Series 2011 G, Ref. RB(b)(c)	5.25%	05/03/2021	2,170	2,215,635
Series 2011 G, Ref. RB	5.25%	05/01/2028	830	846,309
Series 2018 D, RB(f)(h)	5.25%	05/01/2048	10,500	12,841,080
Series 2019 E, RB(h)	5.00%	05/01/2050	3,515	4,308,441
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	245,230
Series 2020, RB	4.00%	09/01/2050	425	456,969
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(b)(f)	5.00%	11/01/2021	6,300	6,578,964
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, RB(b)(c)	6.50%	02/01/2021	400	404,160
Series 2011 C, RB(b)(c)	6.75%	02/01/2021	500	505,405
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, RB	5.00%	08/01/2044	1,685	1,789,622
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	255,402
Series 2014 A, RB	5.00%	08/01/2028	370	426,273
Series 2014 A, RB	5.00%	08/01/2029	450	516,578
Series 2014 A, RB	5.00%	08/01/2032	785	894,256
Series 2014 A, RB	5.00%	08/01/2033	375	425,528
Series 2014 A, RB	5.00%	08/01/2043	1,000	1,119,580
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,727,067
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, RB(b)(c)	5.00%	07/01/2022	3,565	3,834,906
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2004); Series 2013 C, GO Bonds(b)(f)	5.00%	08/01/2023	5,000	5,638,750
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, GO Bonds(f)	5.00%	08/01/2047	6,575	8,167,202
San Francisco (City of), CA Public Utilities Commission; Series 2012, RB(b)(c)	5.00%	05/01/2022	5,000	5,342,350
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. RB	5.00%	01/15/2044	3,275	3,639,868
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2032	1,000	834,150
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2030	2,500	2,578,375
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	3,330	4,289,073
Sanger Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(d)	5.60%	08/01/2023	370	382,676
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(d)(e)	0.00%	04/01/2036	1,000	682,640
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	2,558,676
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	1,915	2,104,547
Series 2013, RB	5.63%	09/01/2043	2,880	3,153,859
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2036	7,000	2,964,290
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2028	1,520	1,393,080
Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2029	5,000	4,470,300
Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2030	1,210	1,057,903
South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2028	750	788,617
Series 2014 A, Ref. RB	5.00%	08/15/2029	900	945,576
Series 2014 A, Ref. RB	5.00%	08/15/2030	1,000	1,050,000
Series 2014 A, Ref. RB	5.00%	08/15/2032	1,680	1,760,707
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,047,430
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB(f)	5.25%	07/01/2029	2,850	2,931,596
Series 2011-1, RB(f)	5.25%	07/01/2031	2,850	2,931,254
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	$ 2,500	$ 3,086,950
State of California;
Series 2020-XF0933, Ctfs.(f)	4.00%	03/01/2046	2,000	2,405,980
Series 2020-XF0933, Ctfs.(f)	4.00%	03/01/2050	7,000	8,391,670
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,596,765
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,249,510
Series 2020 A, RB	5.00%	10/01/2049	1,100	1,367,608
Series 2020 A, Tax Allocation Bonds	5.00%	10/01/2038	1,000	1,276,990
Series 2020 A, Tax Allocation Bonds	5.00%	10/01/2039	1,000	1,274,310
Series 2020 B, Tax Allocation Bonds	5.00%	10/01/2034	300	367,002
Series 2020 B, Tax Allocation Bonds	5.00%	10/01/2038	300	361,323
Tustin (City of), CA Public Financing Authority; Series 2011 A, RB(b)(c)	5.00%	04/01/2021	3,500	3,557,015
University of California; Series 2020-XF0921, Ctfs.(f)	5.00%	05/15/2048	10,000	12,419,600
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2025	5,000	4,821,000
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2049	1,000	1,119,790
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	9,370	7,796,496
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2048	1,740	1,962,703
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2022	2,655	2,635,804
				978,701,924
Guam–3.56%
Guam (Territory of); Series 2011 A, RB	5.25%	01/01/2036		3,000	3,106,380
Guam (Territory of) International Airport Authority; Series 2013 C, RB(h)	6.38%	10/01/2043		3,000	3,246,420
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2026		2,500	2,711,150
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2027		1,500	1,623,945
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2030		4,000	4,314,120
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035		1,800	1,995,930
Series 2020 A, RB	5.00%	01/01/2050		1,540	1,894,554
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048		3,675	4,355,463
					23,247,962
Puerto Rico–2.03%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		1,860	1,908,676
Series 2002, RB	5.63%	05/15/2043		300	301,590
Series 2005 A, RB(e)	0.00%	05/15/2050		4,325	657,703
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030		1,150	1,216,378
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033		2,000	2,126,440
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2031		1,500	1,147,065
Series 2018 A-1, RB(e)	0.00%	07/01/2046		10,000	3,001,600
Series 2018 A-1, RB(e)	0.00%	07/01/2051		13,280	2,881,362
					13,240,814
Virgin Islands–1.12%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		1,720	1,638,334
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(g)	5.00%	09/01/2030		2,000	2,252,000
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		2,115	2,124,306
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	$ 1,250	$ 1,250,188
Series 2010 A, RB	5.00%	10/01/2029	85	85,004
				7,349,832
TOTAL INVESTMENTS IN SECURITIES(j)–156.44% (Cost $931,677,671)					1,022,540,532
FLOATING RATE NOTE OBLIGATIONS–(25.88)%
Notes with interest and fee rates ranging from 0.63% to 0.88% at 11/30/2020 and contractual maturities of collateral ranging from 07/01/2029 to 04/01/2056(k)					(169,185,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.86)%					(208,250,048)
OTHER ASSETS LESS LIABILITIES–1.30%					8,534,349
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$653,639,833
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $48,979,335, which represented 7.49% of the Trust’s Net Assets.
(h)	Security subject to the alternative minimum tax.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Trust’s investments with a value of $277,454,385 are held by TOB Trusts and serve as collateral for the $169,185,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2020, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco California Value Municipal Income Trust